INCOME TAXES (Israel and international components of income taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ 27,268	$ 20,268	$ 17,363
Foreign (mainly US)	16,795	12,257	1,026
Income tax expenses (tax benefits)	44,063	32,525	18,389
Current and deferred:
Current	56,371	42,488	24,845
Deferred	(12,308)	(9,963)	(6,456)
Income tax expenses (tax benefits)	$ 44,063	$ 32,525	$ 18,389